TAXES ON INCOME (Schedule of Reconciliation of Income Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income (loss) before taxes as reported in the statements of operations	$ 1,625	$ 70	$ 2,036
Tax rate	23.00%	23.00%	23.00%
Theoretical tax	$ 374	$ 16	$ 468
Increase (decrease) in taxes:
Non-deductible items	177	77	136
Losses and other items for which a valuation allowance was provided	230	599	714
Repatriation of undistributed earnings	0	516	144
Realization of carryforward tax losses for which valuation allowance was provided	(175)	0	0
Changes in valuation allowance	(1,362)	(113)	(42)
Tax rate differences in subsidiaries and benefit from reduced tax rates	110	43	88
Provision for uncertain tax positions	(993)	126	312
Taxes in respect of prior years	(562)	1	18
Investment tax credit	(204)	(141)	(132)
Other	1	1,137	64
Taxes on income (tax benefit) in the statements of operations	$ (2,404)	$ 2,261	$ 1,770